UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      MAK Capital One LLC

Address:   590 Madison Avenue, 9th Floor
           New York, New York 10022


Form 13F File Number: 028-12344


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kaufman
Title:  Managing Member
Phone:  (212) 486-3211

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Kaufman                New York, New York                 8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $      614,001
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-05431             Sunrise Partners Limited Partnership
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ----
AGILYSYS INC                 COM              00847J105   45,818 5,284,648 SH       SOLE                5,284,648         0    0
AGILYSYS INC                 COM              00847J105   15,366 1,772,286 SH       DEFINED    01               0 1,772,286    0
CHAMPION ENTERPRISES INC     NOTE 2.750% 11/0 158496AC3        -    59,000 PRN      SOLE                   59,000         0    0
CHAMPION ENTERPRISES INC     NOTE 2.750% 11/0 158496AC3        -    25,920 PRN      DEFINED    01               0    25,920    0
CERADYNE INC                 COM              156710105   27,599 1,076,837 SH       SOLE                1,076,837         0    0
CERADYNE INC                 COM              156710105    3,341   130,369 SH       DEFINED    01               0   130,369    0
CHEMTURA CORP                COM              163893209    1,840   126,900 SH       SOLE                  126,900         0    0
CHEMTURA CORP                COM              163893209      252    17,400 SH       DEFINED    01               0    17,400    0
COMPUWARE CORP               COM              205638109    7,392   794,800 SH       SOLE                  794,800         0    0
COMPUWARE CORP               COM              205638109       73     7,900 SH       DEFINED    01               0     7,900    0
ELECTRONIC ARTS INC          COM              285512109   38,027 3,079,100 SH       SOLE                3,079,100         0    0
ELECTRONIC ARTS INC          COM              285512109    3,732   302,213 SH       DEFINED    01               0   302,213    0
EQT CORP                     COM              26884L109    9,031   168,400 SH       SOLE                  168,400         0    0
EQT CORP                     COM              26884L109        -         - SH       DEFINED    01               -         -    0
FIDELITY NATIONAL FINANCIAL  CL A             31620R105   71,245 3,699,100 SH       SOLE                3,699,100         0    0
FIDELITY NATIONAL FINANCIAL  CL A             31620R105    9,373   486,679 SH       DEFINED    01               0   486,679    0
LINDSAY CORP                 COM              535555106    6,832   105,267 SH       SOLE                  105,267         0    0
LINDSAY CORP                 COM              535555106        -         - SH       DEFINED    01               -         -    0
MGIC INVT CORP WIS           COM              552848103    9,750 3,385,600 SH       SOLE                3,385,600         0    0
MGIC INVT CORP WIS           COM              552848103    1,335   463,608 SH       DEFINED    01               0   463,608    0
MOSAIC CO                    COM              61945A107   83,081 1,517,200 SH       SOLE                1,517,200         0    0
MOSAIC CO                    COM              61945A107   10,197   186,216 SH       DEFINED    01               0   186,216    0
NEUROBIOLOGICAL TECHNOLOGIES COM              64124W106      903 3,627,191 SH       SOLE                3,627,191         0    0
NEUROBIOLOGICAL TECHNOLOGIES COM              64124W106      397 1,592,864 SH       DEFINED    01               0 1,592,864    0
NEWPARK RES INC              COM PAR $.01 NEW 651718504    3,694   626,000 SH       SOLE                  626,000         0    0
NEWPARK RES INC              COM PAR $.01 NEW 651718504      120    20,267 SH       DEFINED    01               0    20,267    0
ORBOTECH LTD                 ORD              M75253100   26,581 3,488,282 SH       SOLE                3,488,282         0    0
ORBOTECH LTD                 ORD              M75253100    2,612   342,724 SH       DEFINED    01               0   342,724    0
RESEARCH IN MOTION LTD       COM              760975102   59,283 8,022,156 SH       SOLE                8,022,156         0    0
RESEARCH IN MOTION LTD       COM              760975102    4,336   586,793 SH       DEFINED    01               -   586,793    0
SCHWAB CHARLES CORP NEW      COM              808513105   84,111 6,505,100 SH       SOLE                6,505,100         0    0
SCHWAB CHARLES CORP NEW      COM              808513105    8,409   650,363 SH       DEFINED    01               -   650,363    0
SIERRA WIRELESS INC          COM              826516106    2,308   255,616 SH       SOLE                  255,616         0    0
SIERRA WIRELESS INC          COM              826516106      153    16,913 SH       DEFINED    01               0    16,913    0
STEWART ENTERPRISES INC      CL A             860370105    4,763   310,300 SH       SOLE                  310,300         0    0
STEWART ENTERPRISES INC      CL A             860370105      645    42,023 SH       DEFINED    01               0    42,023    0
ZYGO CORP                    COM              989855101   58,182 3,257,675 SH       SOLE                3,257,675         0    0
ZYGO CORP                    COM              989855101   13,220   740,183 SH       DEFINED    01               0   740,183    0